UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-8767

UBS Money Series
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York	10019-6028
(Address of principal executive offices)	(Zip code)

Eric Sanders UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americars New York, New York 10019-6028

Registrant’s telephone number, including area code: 212.821.3000

Date of fiscal year end:	4/30

Date of reporting period:	7/1/2011 – 6/30/2012

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-8767

UBS Money Series

1285 Avenue of the Americas

New York, NY 10019

212-821-3000

Eric Sanders

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

Reporting Period: 07/01/2011 - 06/30/2012

===================== UBS Select Prime Institutional Fund ======================

MASTER TRUST - PRIME MASTER FUND (the "Master Fund")

Meeting Date: AUG 25, 2011   Meeting Type: Special

Ticker:       N/A

#     Proposal                                            Sponsor      Vote Cast

1     To approve a change to the Master             Issuer                Yes

      Fund's investment concentration policy

The registrant cast its vote with respect to its proportional ownership interest in the

Master Fund based upon a “flow through” of voting instructions from the registrant’s shareholders, which were as follows:

  Proportionate             Proportionate          Proportionate

    Interest                   Interest               Interest

    Voted For              Voted Against           Voted Abstain

5,632,757,134.295         1,003,257,335.603       329,054,902.272

======================== UBS Select Prime Investor Fund ========================

MASTER TRUST - PRIME MASTER FUND (the "Master Fund")

Meeting Date: AUG 25, 2011   Meeting Type: Special

Ticker:       N/A

#     Proposal                                            Sponsor      Vote Cast

1     To approve a change to the Master             Issuer                Yes

      Fund's investment concentration policy

The registrant cast its vote with respect to its proportional ownership interest in the

Master Fund based upon a “flow through” of voting instructions from the registrant’s shareholders, which were as follows:

  Proportionate           Proportionate        Proportionate

    Interests               Interests         Interests Voted

    Voted For             Voted Against           Abstain

298,696,626.101          23,077,439.051      10,670,955.767

======================= UBS Select Prime Preferred Fund ========================

MASTER TRUST - PRIME MASTER FUND (the "Master Fund")

Meeting Date: AUG 25, 2011   Meeting Type: Special

Ticker:       N/A

#     Proposal                                            Sponsor      Vote Cast

1     To approve a change to the Master             Issuer                Yes

      Fund's investment concentration policy

The registrant cast its vote with respect to its proportional ownership interest in the

Master Fund based upon a “flow through” of voting instructions from the registrant’s shareholders, which were as follows:

  Proportionate            Proportionate        Proportionate

    Interests               Interests         Interests Voted

    Voted For              Voted Against           Abstain

9,222,232,269.362       1,726,631,241.334      97,742,484.104

============================ UBS Cash Reserves Fund ============================

Did not vote any securities during the reporting period

============================ UBS Liquid Assets Fund ============================

Did not vote any securities during the reporting period

======================= UBS Select Prime Capital Fund ==========================

Did not vote any securities during the reporting period

==================== UBS Select Tax-Free Institutional Fund ====================

Did not vote any securities during the reporting period

====================== UBS Select Tax-Free Investor Fund =======================

Did not vote any securities during the reporting period

====================== UBS Select Tax-Free Preferred Fund ======================

Did not vote any securities during the reporting period

==================== UBS Select Treasury Institutional Fund ====================

Did not vote any securities during the reporting period

====================== UBS Select Treasury Investor Fund =======================

Did not vote any securities during the reporting period

====================== UBS Select Treasury Preferred Fund ======================

Did not vote any securities during the reporting period

====================== UBS Select Tax-Free Capital Fund ========================

Did not vote any securities during the reporting period

====================== UBS Select Treasury Capital Fund ========================

Did not vote any securities during the reporting period

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

Mark E. Carver *

President

UBS Money Series

Managing Director

UBS Global Asset Management (Americas) Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Money Series

By (Signature and Title)*
/s/ Mark E. Carver*, President

Mark E. Carver

*(Signature affixed by Joseph J. Allessie by Power of Attorney effective July 26, 2012 and filed herewith).

Date	August 21, 2012

*Print the name and title of each signing officer under his or her signature.

UBS Cashfund Inc.

UBS Investment Trust

UBS Money Series

UBS Managed Municipal Trust

UBS Master Series, Inc.

UBS Municipal Money Market Series

UBS RMA Money Fund, Inc.

UBS RMA Tax-Free Fund, Inc.

PACE Select Advisors Trust

Master Trust

Global High Income Fund Inc.

Managed High Yield Plus Fund Inc.

Strategic Global Income Fund, Inc.

The UBS Funds

SMA Relationship Trust

Fort Dearborn Income Securities Inc.

UBS Relationship Funds

Power of Attorney

Mark E. Carver, whose signature appears below, does hereby constitute and appoint Joseph J. Allessie, Keith Weller, Tammie Lee and Eric Sanders, each an officer of the above named investment companies (each hereafter the “Company”) individually with power of substitution or resubstitution, his true and lawful attorney-in-fact and agent (“Attorney-in-Fact”) with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Company’s proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Company any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Company and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Company.

Effective Date:

July 26, 2012

By:	/s/ Mark E. Carver
Mark E. Carver